Annual Fund Operating Expenses - DWS RREEF Real Assets Fund	Aug. 01, 2021
Class A
Operating Expenses:
Management fee	0.79%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.30%
Total annual fund operating expenses	1.33%
Fee waiver/expense reimbursement	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.22%
Class T
Operating Expenses:
Management fee	0.79%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	1.31%
Fee waiver/expense reimbursement	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.22%
Class C
Operating Expenses:
Management fee	0.79%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual fund operating expenses	2.08%
Fee waiver/expense reimbursement	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.97%
Class R
Operating Expenses:
Management fee	0.79%
Distribution/service (12b-1) fees	0.50%
Other expenses	0.42%
Total annual fund operating expenses	1.71%
Fee waiver/expense reimbursement	0.24%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.47%
Class R6
Operating Expenses:
Management fee	0.79%
Distribution/service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	0.95%
Fee waiver/expense reimbursement	0.05%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.90%
INST Class
Operating Expenses:
Management fee	0.79%
Distribution/service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	1.03%
Fee waiver/expense reimbursement	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.90%
Class S
Operating Expenses:
Management fee	0.79%
Distribution/service (12b-1) fees	none
Other expenses	0.37%
Total annual fund operating expenses	1.16%
Fee waiver/expense reimbursement	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.07%